CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001
Common stock subject to possible redemption	28,086,079	25,254,918	31,327,221
Common stock subject to possible redemption per share	$ 10.00	$ 10	$ 10
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,723,921	10,555,082	4,482,779
Common stock, shares outstanding	7,723,921	10,555,082	4,482,779
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	8,750,000	8,750,000	8,750,000
Common stock, shares outstanding	8,750,000	8,750,000	8,750,000